DEBT SECURITIES IN ISSUE - Parent (Details) £ in Millions, € in Billions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount	£ 269,122		£ 272,315
Debt securities in issue	42,873		37,569
Medium-Term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	13,381		11,518
– Euro €30bn Euro Medium Term Note Programme | Medium-Term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30		€ 30
Debt securities in issue	5,680		4,092
– US SEC-registered Debt Programme - Santander UK Group Holdings plc | Medium-Term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	7,393		6,730
Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Debt securities in issue	1,347		1,916
Santander UK Group Holdings plc | Medium-Term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	1,347		1,916
Santander UK Group Holdings plc | – Euro €30bn Euro Medium Term Note Programme | Medium-Term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30		€ 30
Debt securities in issue	600		1,114
Santander UK Group Holdings plc | – US SEC-registered Debt Programme - Santander UK Group Holdings plc | Medium-Term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	£ 747		£ 802